Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000099566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		6.22%	14.85%	8.54%
C000099567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with CDSC charge)
Average Annual Return, Percent		10.57%	15.29%	8.33%
C000099569 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		12.72%	16.45%	9.43%
Without Sales Load [Member] | C000099566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		12.39%	16.15%	9.15%
Without Sales Load [Member] | C000099567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without CDSC charge)
Average Annual Return, Percent		11.57%	15.29%	8.33%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	[1]	12.10%	15.61%	12.32%
Russell 3000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Value Index
Average Annual Return, Percent		8.11%	12.96%	8.22%

[1]	The Fund has designated as its new broad-based securities market index in accordance with the SEC’s revised definition.